Financial Risk Management (Details) - Schedule of maturity profiles of financial assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management (Details) - Schedule of maturity profiles of financial assets and liabilities [Line Items]
Trade payables	$ 7,455	$ 5,320
Loans	12,092	13,097
Lease liabilities	3,464	2,774
Total	23,011	21,191
Less than 1 year [Member]
Financial Risk Management (Details) - Schedule of maturity profiles of financial assets and liabilities [Line Items]
Trade payables	7,455	5,320
Loans	4,780	3,644
Lease liabilities	1,127	1,040
Total	13,362	10,004
Total Contractual Cash Flows [Member]
Financial Risk Management (Details) - Schedule of maturity profiles of financial assets and liabilities [Line Items]
Trade payables	7,455	5,320
Loans	14,063	15,380
Lease liabilities	4,221	3,454
Total	25,739	24,154
Between 1 and 2 years [Member]
Financial Risk Management (Details) - Schedule of maturity profiles of financial assets and liabilities [Line Items]
Loans	8,200	5,568
Lease liabilities	915	670
Total	9,115	6,238
Between 3 and 5 years [Member]
Financial Risk Management (Details) - Schedule of maturity profiles of financial assets and liabilities [Line Items]
Loans	1,083	6,168
Lease liabilities	2,179	1,744
Total	$ 3,262	$ 7,912